Contingencies and Commitments (Details)	Dec. 31, 2018 USD ($)
Years ending December 31,
2019	$ 1,728,670
2020	1,341,024
2021	1,202,496
2022	1,294,781
2023	1,343,668
Thereafter	2,587,280
Total	$ 9,497,919